LOANS (Tables)	12 Months Ended
Dec. 31, 2016
LOANS - Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans [Abstract]
Commercial and Consumer Credit Exposure by Risk Attribute
Commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2016
		Real Estate
(Dollars in thousands)	Commercial and industrial	Construction	Commercial	Lease financing	Total
Pass	$1,725,451	$398,155	$2,349,662	$92,540	$4,565,808
Special Mention	18,256	1,258	15,584	108	35,206
Substandard	38,241	21	62,331	460	101,053
Doubtful	0	0	0	0	0
Total	$1,781,948	$399,434	$2,427,577	$93,108	$4,702,067

	Residential real estate	Home Equity	Installment	Credit card	Total
Performing	$491,380	$456,314	$50,202	$43,408	$1,041,304
Nonperforming	9,600	4,074	437	0	14,111
Total	$500,980	$460,388	$50,639	$43,408	$1,055,415

	As of December 31, 2015
		Real Estate
(Dollars in thousands)	Commercial and industrial	Construction	Commercial	Lease financing	Total
Pass	$1,596,415	$310,806	$2,179,701	$93,236	$4,180,158
Special Mention	27,498	128	19,903	0	47,529
Substandard	39,189	778	58,693	750	99,410
Doubtful	0	0	0	0	0
Total	$1,663,102	$311,712	$2,258,297	$93,986	$4,327,097

	Residential real estate	Home equity	Installment	Credit card	Total
Performing	$503,317	$461,188	$41,253	$41,217	$1,046,975
Nonperforming	8,994	5,441	253	0	14,688
Total	$512,311	$466,629	$41,506	$41,217	$1,061,663

Loan Delinquency, including Nonaccrual Loans
Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2016
(Dollars in thousands)	30 – 59 days past due	60 – 89 days past due	> 90 days past due	Total past due	Current	Subtotal	Purchased impaired	Total	> 90 days past due and still accruing
Loans
Commercial and industrial	$1,257	$208	$1,339	$2,804	$1,773,939	$1,776,743	$5,205	$1,781,948	$0
Lease financing	137	0	115	252	92,856	93,108	0	93,108	0
Construction real estate	0	0	0	0	398,877	398,877	557	399,434	0
Commercial real estate	777	134	5,589	6,500	2,339,327	2,345,827	81,750	2,427,577	2,729
Residential real estate	821	37	2,381	3,239	450,631	453,870	47,110	500,980	0
Home equity	195	145	1,776	2,116	456,143	458,259	2,129	460,388	0
Installment	24	1	258	283	49,058	49,341	1,298	50,639	0
Credit card	457	177	142	776	42,632	43,408	0	43,408	142
Total	$3,668	$702	$11,600	$15,970	$5,603,463	$5,619,433	$138,049	$5,757,482	$2,871

	As of December 31, 2015
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Subtotal	Purchased impaired	Total	> 90 days past due and still accruing
Loans
Commercial and industrial	$2,255	$2,232	$1,937	$6,424	$1,648,902	$1,655,326	$7,776	$1,663,102	$0
Lease financing	641	155	122	918	93,068	93,986	0	93,986	0
Construction real estate	0	17	0	17	310,872	310,889	823	311,712	0
Commercial real estate	2,501	913	7,421	10,835	2,124,290	2,135,125	123,172	2,258,297	0
Residential real estate	1,220	239	2,242	3,701	451,907	455,608	56,703	512,311	0
Home equity	696	248	2,830	3,774	461,647	465,421	1,208	466,629	0
Installment	197	111	48	356	39,206	39,562	1,944	41,506	0
Credit card	279	147	108	534	40,683	41,217	0	41,217	108
Total	$7,789	$4,062	$14,708	$26,559	$5,170,575	$5,197,134	$191,626	$5,388,760	$108

Loans Restructured During Period
The following table provides information on loan modifications classified as TDRs during the years ended December 31, 2016, 2015 and 2014:

	Years ended December 31,
	2016			2015			2014
(Dollars in thousands)	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance
Commercial and industrial	18	$3,402	$3,508	33	$9,035	$8,203	24	$5,282	$4,256
Construction real estate	0	0	0	0	0	0	0	0	0
Commercial real estate	16	5,200	4,752	18	20,249	16,474	16	5,235	3,937
Residential real estate	5	840	787	10	1,292	1,238	31	1,767	1,516
Home equity	5	165	156	25	2,859	2,221	36	1,977	1,036
Installment	3	9	9	10	97	97	8	47	29
Total	47	$9,616	$9,212	96	$33,532	$28,233	115	$14,308	$10,774

Loans Restructured, Modifications
The following table provides information on how TDRs were modified during the years ended December 31, 2016, 2015 and 2014:

	Years Ended December 31,
(Dollars in thousands)	2016	2015	2014
Extended maturities	$2,571	$12,883	$6,961
Adjusted interest rates	0	0	299
Combination of rate and maturity changes	3,046	1,244	991
Forbearance	88	260	373
Other (1)	3,507	13,846	2,150
Total	$9,212	$28,233	$10,774
(1) Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance and maturity extensions.

Loan Restructuring, Loans with a Payment Default Within 12 Months of Loan Modification

Nonaccrual, Restructured and Impaired Loans
The following table provides information on impaired loans, excluding purchased impaired loans, as of December 31:

(Dollars in thousands)	2016	2015	2014
Impaired loans
Nonaccrual loans (1)
Commercial and industrial	$2,419	$8,405	$6,627
Lease financing	195	122	0
Construction real estate	0	0	223
Commercial real estate	6,098	9,418	27,969
Residential real estate	5,251	5,027	7,241
Home equity	3,400	4,898	5,958
Installment	367	127	451
Total nonaccrual loans	17,730	27,997	48,469
Accruing troubled debt restructurings	30,240	28,876	15,928
Total impaired loans	$47,970	$56,873	$64,397

Interest income effect
Gross amount of interest that would have been recorded under original terms	$2,848	$3,595	$3,581
Interest included in income
Nonaccrual loans	375	475	537
Troubled debt restructurings	876	682	456
Total interest included in income	1,251	1,157	993
Net impact on interest income	$1,597	$2,438	$2,588

Commitments outstanding to borrowers with nonaccrual loans	$0	$1	$0
(1) Nonaccrual loans include nonaccrual TDRs of $5.1 million, $9.3 million and $12.3 million as of December 31, 2016, 2015 and 2014, respectively.

Investment in Impaired Loans
First Financial's investment in impaired loans, excluding purchased impaired loans, is as follows:

	December 31, 2016			December 31, 2015
(Dollars in thousands)	Current balance	Contractual principal balance	Related allowance	Current balance	Contractual principal balance	Related allowance
Loans with no related allowance recorded
Commercial and industrial	$12,134	$12,713	$0	$16,418	$17,398	$0
Lease financing	195	195	0	122	122	0
Construction real estate	0	0	0	0	0	0
Commercial real estate	12,232	14,632	0	16,301	20,479	0
Residential real estate	8,412	9,648	0	7,447	8,807	0
Home equity	3,973	5,501	0	5,340	7,439	0
Installment	437	603	0	253	276	0
Total	37,383	43,292	0	45,881	54,521	0

Loans with an allowance recorded
Commercial and industrial	1,069	1,071	550	993	1,178	357
Lease financing	0	0	0	0	0	0
Construction real estate	0	0	0	0	0	0
Commercial real estate	8,228	8,277	593	8,351	8,706	979
Residential real estate	1,189	1,189	179	1,547	1,560	235
Home equity	101	101	2	101	101	2
Installment	0	0	0	0	0	0
Total	10,587	10,638	1,324	10,992	11,545	1,573

Total
Commercial and industrial	13,203	13,784	550	17,411	18,576	357
Lease financing	195	195	0	122	122	0
Construction real estate	0	0	0	0	0	0
Commercial real estate	20,460	22,909	593	24,652	29,185	979
Residential real estate	9,601	10,837	179	8,994	10,367	235
Home equity	4,074	5,602	2	5,441	7,540	2
Installment	437	603	0	253	276	0
Total	$47,970	$53,930	$1,324	$56,873	$66,066	$1,573

	Years ended December 31,
	2016		2015		2014
(Dollars in thousands)	Average balance	Interest income recognized	Average balance	Interest income recognized	Average balance	Interest income recognized
Loans with no related allowance recorded
Commercial and industrial	$13,619	$309	$10,468	$258	$7,146	$146
Lease financing	150	3	24	0	0	0
Construction real estate	0	0	150	0	223	0
Commercial real estate	14,252	357	19,363	344	15,653	285
Residential real estate	7,752	199	8,143	184	9,485	182
Home equity	4,830	86	5,648	82	5,658	85
Installment	366	7	380	7	513	8
Total	40,969	961	44,176	875	38,678	706

Loans with an allowance recorded
Commercial and industrial	1,098	37	1,409	26	4,234	57
Lease financing	214	8	0	0	0	0
Construction real estate	0	0	0	0	0	0
Commercial real estate	7,792	211	12,928	213	11,471	187
Residential real estate	1,374	30	1,696	40	2,088	40
Home equity	101	4	101	3	101	3
Installment	0	0	0	0	0	0
Total	10,579	290	16,134	282	17,894	287

Total
Commercial and industrial	14,717	346	11,877	284	11,380	203
Lease financing	364	11	24	0	0	0
Construction real estate	0	0	150	0	223	0
Commercial real estate	22,044	568	32,291	557	27,124	472
Residential real estate	9,126	229	9,839	224	11,573	222
Home equity	4,931	90	5,749	85	5,759	88
Installment	366	7	380	7	513	8
Total	$51,548	$1,251	$60,310	$1,157	$56,572	$993

Changes in Other Real Estate Owned
Changes in OREO were as follows:

	Years ended December 31,
(Dollars in thousands)	2016	2015	2014
Balance at beginning of year	$13,254	$22,674	$46,926
Additions
Commercial	1,850	5,187	8,208
Residential	1,022	3,211	2,329
Total additions	2,872	8,398	10,537
Disposals
Commercial	(6,993)	(12,722)	(28,933)
Residential	(2,363)	(3,095)	(1,637)
Total disposals	(9,356)	(15,817)	(30,570)
Valuation adjustments
Commercial	(345)	(1,617)	(3,765)
Residential	(141)	(384)	(454)
Total valuation adjustments	(486)	(2,001)	(4,219)
Balance at end of year	$6,284	$13,254	$22,674

The preceding table includes OREO subject to loss sharing agreements of $0.4 million, $1.4 million and $0.3 million at December 31, 2016, 2015 and 2014, respectively.

Indemnification Asset Rollforward [Table Text Block]
Changes in the balance of the FDIC indemnification asset and the related impact to the Consolidated Statements of Income are presented in the table that follows:

(Dollars in thousands)	Years ended December 31,
	2016	2015	2014	Affected Line Item in the Consolidated Statements of Income
Balance at beginning of year	$17,630	$22,666	$45,091
Adjustments not reflected in income
Net FDIC claims (received) / paid	459	2,423	(6,785)
Adjustments reflected in income
Amortization	(4,509)	(4,740)	(5,531)	Interest income, other earning assets
FDIC loss sharing income	(1,563)	(2,487)	365	Noninterest income, FDIC loss sharing income
Offset to accelerated discount	0	(232)	(10,474)	Noninterest income, accelerated discount on covered loans
Balance at end of year	$12,017	$17,630	$22,666

Loans Excluded from FASB ASC Topic 310-30
LOANS - Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans [Abstract]
Accretable Yield for Acquired Loans
Changes in the carrying amount of accretable difference for purchased impaired loans for the years ended December 31 were as follows:

(Dollars in thousands)	2016	2015	2014
Balance at beginning of year	$64,857	$106,622	$133,671
Reclassification from non-accretable difference	4,606	1,075	23,216
Accretion	(14,429)	(21,544)	(33,730)
Other net activity (1)	(8,251)	(21,296)	(16,535)
Balance at end of year	$46,783	$64,857	$106,622
 (1)  Includes the impact of loan repayments and charge-offs.